Debt - Mixed-use development term debt (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2023	Jun. 30, 2022	May 31, 2018	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Outstanding borrowings				$ 538,695	$ 541,966	$ 696,703
Unamortized debt issuance costs				4,118	3,925	3,201
Term Loan Maturing On May 18, 2025
Debt
Carrying amount of debt			$ 95,000
Outstanding borrowings				94,900	94,900	94,800
Unamortized debt issuance costs				100	133	189
Term Loan Maturing On May 18, 2025 | One month LIBOR
Debt
Interest rate basis			one-month LIBOR
Margin/spread on interest rate (in percent)			1.35%
Term Loan Maturing On June 13, 2027
Debt
Carrying amount of debt		$ 125,000
Outstanding borrowings				101,400	101,300	71,400
Unamortized debt issuance costs				900	1,000	$ 305
Annual principal payments		$ 2,000
Amount unavailable until conditions are met				22,700	$ 22,700
Term Loan Maturing On June 13, 2027 | SOFR
Debt
Interest rate basis		one-month SOFR
Margin/spread on interest rate (in percent)		2.10%
Term Loan Maturing On May 18, 2028
Debt
Carrying amount of debt	$ 80,000			80,000
Outstanding borrowings				68,100
Unamortized debt issuance costs				600
Amount unavailable until conditions are met				$ 11,300
Term Loan Maturing On May 18, 2028 | SOFR
Debt
Interest rate basis	SOFR
Margin/spread on interest rate (in percent)	2.50%